Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2017
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	2017		2016
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	42,563	46,920	34,985	37,034
Deposits	4,448	4,414	5,269	5,303
Liabilities to customers under investment contracts	-	-	37	-
Repurchase agreements	126,691	126,822	55,710	55,760
Other financial liabilities	16	16	30	30
Financial liabilities designated at fair value	173,718	178,172	96,031	98,127